FINANCIAL RISK MANAGEMENT - Schedule of Retail Lending (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 435,627	£ 430,829
Drawn balance | Mortgage offers made
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 312,338	£ 308,344
Loans and advances to customers as percentage	100.00%	100.00%
A | Drawn balance | Mortgage offers made
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 731	£ 563
Loans and advances to customers as percentage	0.20%	0.20%
B | Drawn balance | Mortgage offers made
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 37,075	£ 34,070
Loans and advances to customers as percentage	11.90%	11.00%
C | Drawn balance | Mortgage offers made
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 60,086	£ 54,636
Loans and advances to customers as percentage	19.20%	17.70%
D | Drawn balance | Mortgage offers made
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 93,010	£ 88,752
Loans and advances to customers as percentage	29.80%	28.80%
E | Drawn balance | Mortgage offers made
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 35,015	£ 35,086
Loans and advances to customers as percentage	11.20%	11.40%
F | Drawn balance | Mortgage offers made
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 6,990	£ 7,258
Loans and advances to customers as percentage	2.20%	2.40%
G | Drawn balance | Mortgage offers made
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 1,519	£ 1,546
Loans and advances to customers as percentage	0.50%	0.50%
Unrated properties | Drawn balance | Mortgage offers made
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 77,912	£ 86,433
Loans and advances to customers as percentage	25.00%	28.00%
Residential mortgage
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 312,338	£ 308,344
Residential mortgage | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	255,668	249,185
Residential mortgage | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	37,581	45,146
Residential mortgage | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	14,743	12,576
Residential mortgage | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	4,051	974
Residential mortgage | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	295	463
Residential mortgage | Stage 1 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	257,517	273,629
Residential mortgage | Stage 1 £m | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	210,457	217,830
Residential mortgage | Stage 1 £m | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	31,788	42,808
Residential mortgage | Stage 1 £m | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	11,942	12,087
Residential mortgage | Stage 1 £m | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	3,319	779
Residential mortgage | Stage 1 £m | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	11	125
Residential mortgage | Stage 2 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	41,783	21,798
Residential mortgage | Stage 2 £m | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	33,205	19,766
Residential mortgage | Stage 2 £m | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	5,264	1,632
Residential mortgage | Stage 2 £m | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	2,604	253
Residential mortgage | Stage 2 £m | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	606	46
Residential mortgage | Stage 2 £m | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	104	101
Residential mortgage | Stage 3 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	3,416	1,940
Residential mortgage | Stage 3 £m | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	3,161	1,717
Residential mortgage | Stage 3 £m | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	170	134
Residential mortgage | Stage 3 £m | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	48	52
Residential mortgage | Stage 3 £m | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	13	14
Residential mortgage | Stage 3 £m | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	24	23
Residential mortgage | POCI £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	9,622	10,977
Residential mortgage | POCI £m | Less than 70 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	8,845	9,872
Residential mortgage | POCI £m | 70 per cent to 80 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	359	572
Residential mortgage | POCI £m | 80 per cent to 90 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	149	184
Residential mortgage | POCI £m | 90 per cent to 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	113	135
Residential mortgage | POCI £m | Greater than 100 per cent
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Mortgage Lending [Line Items]
Loans and advances to customers	£ 156	£ 214